Segment Information (Tables)	12 Months Ended
Mar. 31, 2024
Segment Information [Abstract]
Schedule of Company Revenue	The Company’s revenue derived from different products are as below:
	For the years ended March 31,
	2024	2023	2022
Cable and wire harness	$13,626,836	$22,212,627	$24,485,584
Connectors	1,121,715	1,846,929	2,684,351
Total	$14,748,551	$24,059,556	$27,169,935

Schedule of Disaggregation of Revenue	The following table sets forth the disaggregation of revenue by geographic area:
	For the years ended March 31,
	2024	2023	2022
Europe	$8,523,788	$15,044,438	$16,445,326
Asia	4,843,082	7,438,292	8,731,080
Americas	1,381,681	1,576,826	1,993,529
Total	$14,748,551	$24,059,556	$27,169,935